Restatement of Previously Issued Consolidated Financial Statements - Consolidated Statement of Cash Flows (Details) - USD ($)		3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 05, 2025	Mar. 31, 2026	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net loss		$ (21,343,447)		$ (3,136,887)		$ (6,936,475)	$ (1,689,843)	$ (52,350,810)	$ (2,910,139)	$ (61,002,954)	$ (5,713,369)
Change in fair value of SAFE Notes	$ 39,834,049	0	$ 36,715,107	1,418,066	$ (495,351)	3,118,942	158,020	39,834,049	(337,331)	39,834,049	1,631,446
Stock-based compensation		$ 10,384,851		$ 31,999		227,673	1,105,865	5,664,449	1,138,575	$ 8,424,803	1,171,287
As Previously Reported
Cash flows from operating activities:
Net loss						(7,136,460)	(2,129,151)	(47,527,343)	(4,074,114)
Change in fair value of SAFE Notes			31,601,632		(1,248,279)	3,638,167	(1,251,721)	35,239,799	(2,500,000)
Stock-based compensation						10,452	135,432	5,567,153	139,880
Adjustment
Cash flows from operating activities:
Net loss						199,985	439,308	(4,823,467)	1,163,975
Change in fair value of SAFE Notes			$ 5,113,475		$ 752,928	(519,225)	1,409,741	4,594,250	2,162,669
Stock-based compensation						$ 217,221	$ 970,433	$ 97,296	$ 998,695
Wrong inputs and assumptions used in valuation models | As Previously Reported
Cash flows from operating activities:
Net loss											(8,029,236)
Change in fair value of SAFE Notes											4,987,665
Stock-based compensation											140,935
Wrong inputs and assumptions used in valuation models | Adjustment
Cash flows from operating activities:
Net loss											2,315,867
Change in fair value of SAFE Notes											(3,356,219)
Stock-based compensation											$ 1,030,352